Termination of agreement on real estate asset	12 Months Ended
Dec. 31, 2022
Termination Of Agreement On Real Estate Asset
Termination of agreement on real estate asset

Note	38 | Termination of agreement on real estate asset

With regard to the real estate asset to be constructed, acquired by the Company in November 2015, the subsequent termination of the agreement due to RDSA’s default in August 2018 and the respective legal actions brought by the Company against the seller and the insurance company, and with respect to the settlement agreement dated September 30, 2019 that the Company entered into with Aseguradora de Cauciones S.A., the following recent events stand out:

-	With regard to the USD 1 million receivable resulting from the agreement with Aseguradora de Cauciones S.A., it was collected in full on July 15, 2022.

-	With regard to RDSA reorganization proceedings, the Company has filed ancillary proceedings for review of the amount declared inadmissible, relating to the contractually agreed-upon penalty clause. The ancillary proceedings for review have been rejected by the Court, decision which the Company has appealed to the Court of Appeals in Commercial Matters, where it is pending resolution. Due to the pandemic declared by the WHO on March 11, 2020 and the preventive and mandatory social isolation ordered by DNU 297/2020, and the subsequent extensions thereof, the originally set procedural time limits have been extended, with the exclusivity period in order for the reorganization debtor to propose one or more reorganization plans and obtain the consent required by law for the confirmation of the eventual agreement being currently underway.

Finally, as a result of the assessment of different alternatives aimed at the recovery of the referred to claim, on January 18, 2021, the Company’s Board of Directors accepted the “Offer for the Assignment of the Claim in Litigation” made by Creaurban S.A., whereby edenor assigns and transfers the claim, under the terms of section 1,614 and subsequent sections of the Civil and Commercial Code.

As of December 31, 2021, a gain has been recognized on recovery of allowance for $ 1,130, which is disclosed in Other finance income (costs), resulting from edenor’s acceptance of the aforementioned offer.